SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended			7 Months Ended	12 Months Ended
	May 31, 2020	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Sep. 09, 2020
Subsidiary, Sale of Stock [Line Items]
Statutory federal income tax rate			21.00%			21.00%		21.00%	21.00%
Effective tax rate (in percent)	0.00%	0.00%	5.63%	0.00%	1.05%	0.00%	0.00%	0.00%	0.00%
Unrecognized Tax Benefits			$ 0		$ 0		$ 0	$ 0	$ 0
Amounts accrued for the payment of interest and penalties			0		0		$ 0	$ 0	0
Federal depository insurance coverage			$ 250,000		$ 250,000				$ 250,000
Number of Shares Issued Per Unit			2		2				2
IPO
Subsidiary, Sale of Stock [Line Items]
Offering cost					$ 18,847,894
Adjustments for stockholders equity					18,132,174				$ 18,132,174
Transaction costs					$ 715,720				$ 715,720
Class A Common stock
Subsidiary, Sale of Stock [Line Items]
Common stock subject to possible redemption, shares			33,421,570		33,421,570		33,421,570	33,421,570	33,421,570
Number of warrants to purchase the shares issued (in shares)			26,410,785		26,410,785				26,410,785
Class A Common stock | IPO
Subsidiary, Sale of Stock [Line Items]
Number of Shares Issued Per Unit									1	1
Common Class A Subject To Redemption
Subsidiary, Sale of Stock [Line Items]
Common stock subject to possible redemption, shares			33,421,570		33,421,570				33,421,570